STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
TRADING PROFIT (LOSS):
Realized, net	$ (8,226,582)		$ (21,798,094)		$ 34,448,070
Change in unrealized, net	3,403,467		(3,325,837)		(6,723,263)
Brokerage commissions	(837,585)		(853,631)		(667,386)
Total trading profit (loss), net	(5,660,700)		(25,977,562)		27,057,421
INVESTMENT INCOME (EXPENSE):
Interest, net	(8,964)		(9)		22,505
EXPENSES:
Management fee	4,599,613		6,063,474		5,916,501
Sponsor fee	3,496,422		4,335,920		3,238,858
Performance fee			19,461		3,958,922
Other	1,958,518		962,052		640,865
Total expenses	10,054,553		11,380,907		13,755,146
NET INVESTMENT INCOME (LOSS)	(10,063,517)		(11,380,916)		(13,732,641)
NET INCOME (LOSS)	(15,724,217)		(37,358,478)		13,324,780
Class A
EXPENSES:
NET INCOME (LOSS)	(2,217,748)		(4,151,237)		1,118,558
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	21,420,348		19,944,082		16,189,399
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.1035)		$ (0.2081)		$ 0.0691
Class C
EXPENSES:
NET INCOME (LOSS)	(9,262,850)		(20,204,291)		3,279,694
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	90,020,993		99,514,465		71,034,125
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.1029)		$ (0.2030)		$ 0.0462
Class D
EXPENSES:
NET INCOME (LOSS)	(328,558)		(1,286,049)		753,401
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	4,424,535		5,888,753		7,847,297
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.0743)		$ (0.2184)		$ 0.0960
Class I
EXPENSES:
NET INCOME (LOSS)	(547,925)		(1,763,091)		398,835
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	5,967,248		10,216,218		8,404,770
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.0918)		$ (0.1726)		$ 0.0475
Class DS
EXPENSES:
NET INCOME (LOSS)	(2,045,044)		(6,877,343)		5,314,184
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	26,429,490		40,046,307		56,338,152
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.0774)		$ (0.1717)		$ 0.0943
Class DT
EXPENSES:
NET INCOME (LOSS)	(876,002)		(2,759,516)		2,458,921
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	11,618,802		15,811,700		22,255,722
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.0754)		$ (0.1745)		$ 0.1105
Class M
EXPENSES:
NET INCOME (LOSS)	$ (446,090)	[1]	$ (316,951)	[1]
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	9,052,573	[2]	2,871,584	[2]
Net income (loss) per weighted average Unit (in dollars per unit)	$ (0.0493)	[2]	$ (0.1104)	[2]

[1]	Units issued on April 1,2012
[2]	Units issued on April 1, 2012. (Presentation of weighted average units outstanding and net income (loss) per weighted average unit for this share class for 2012 is for the period April 1, 2012 to December 31, 2012.)